UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24156

Capital-Force ETF Trust
(Exact name of registrant as specified in charter)

27441 Tourney Rd., Suite 260

Valencia, CA 91355
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

(Name and address of agent for service)

(661) 347-0202

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

CapForce IBD® 50 ETF
FFTY (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the CapForce IBD® 50 ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.capforceetf.com/ffty. You can also request this information by contacting us at 1-800-324-3998.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CapForce IBD® 50 ETF	$39	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$87,689,173
Number of Holdings	53
Portfolio Turnover	493%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)
Technology	47.0%
Industrials	27.3%
Healthcare	13.0%
Consumer Cyclical	4.9%
Energy	3.2%
Basic Materials	2.7%
Financial Services	1.9%
Cash & Other	0.0%*
*	Amount less than 0.05%

Top 10 Issuers	(%)
AnaptysBio, Inc.	4.2%
Vertiv Holdings Co.	3.7%
Comfort Systems USA, Inc.	3.6%
Micron Technology, Inc.	3.6%
Sterling Infrastructure, Inc.	3.6%
Applied Digital Corp.	3.6%
Travere Therapeutics, Inc.	3.6%
Celestica, Inc.	3.5%
Fabrinet	3.4%
Indivior Pharmaceuticals, Inc.	3.2%
MATERIAL CHANGES
The report reflects the semi-annual period while the fund was under both the Innovator ETF Trust and the Capital-Force ETF Trust. The fund completed a successful proxy to Capital-Force ETF Trust on April 24, 2026, and officially began trading on April 27th.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.capforceetf.com/ffty.
CapForce IBD® 50 ETF	PAGE 1	TSR-SAR-14016P206

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your M2 Capital Advisors documents not be householded, please contact M2 Capital Advisors at 1-800-324-3998, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by M2 Capital Advisors or your financial intermediary.
CapForce IBD® 50 ETF	PAGE 2	TSR-SAR-14016P206

CapForce IBD Breakout Opportunities ETF
BOUT (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the CapForce IBD Breakout Opportunities ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.capforceetf.com/bout. You can also request this information by contacting us at 1-800-324-3998.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CapForce IBD® Breakout Opportunities ETF	$44	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$15,883,299
Number of Holdings	82
Portfolio Turnover	771%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)
Industrials	19.5%
Technology	18.8%
Financial Services	14.9%
Consumer Cyclical	12.7%
Energy	10.2%
Healthcare	8.2%
Basic Materials	7.1%
Real Estate	2.9%
Utilities	2.1%
Communication Services	1.4%
Consumer Defensive	1.2%
Cash & Other	1.0%

Top 10 Issuers	(%)
Rush Street Interactive, Inc.	2.5%
Sandisk Corp./DE	2.4%
Axogen, Inc.	2.3%
Iron Mountain, Inc.	2.3%
MapLight Therapeutics, Inc.	2.3%
HMH Holding, Inc.	2.2%
Janus Living, Inc.	2.2%
Golar LNG Ltd.	2.2%
Solv Energy, Inc.	2.2%
Popular, Inc.	2.2%
MATERIAL CHANGES
The report reflects the semi-annual period while the fund was under both the Innovator ETF Trust and the Capital-Force ETF Trust. The fund completed a successful proxy to Capital-Force ETF Trust on April 24, 2026, and officially began trading on April 27th.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.capforceetf.com/bout.
CapForce IBD Breakout Opportunities ETF	PAGE 1	TSR-SAR-14016P107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your M2 Capital Advisors documents not be householded, please contact M2 Capital Advisors at 1-800-324-3998, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by M2 Capital Advisors or your financial intermediary.
CapForce IBD Breakout Opportunities ETF	PAGE 2	TSR-SAR-14016P107

Item 2. Code of Ethics.

“Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

“Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

“Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

“Not applicable for semi-annual reports.”

Item 6. Investments.

(a)	“Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Capital-Force ETF Funds
CapForce IBD® 50 ETF
CapForce IBD® Breakout Opportunities ETF
Semi-Annual Financial Statements and Other Information
April 30, 2026 (Unaudited)

CAPFORCE IBD® 50 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace/Defense - 2.7%
Rocket Lab Corp.(a)	28,445	$2,346,997
Biotechnology - 9.7%
AnaptysBio, Inc.(a)	55,799	3,667,668
Axsome Therapeutics, Inc.(a)	2,290	475,747
Bridgebio Pharma, Inc.(a)	11,469	815,561
Liquidia Corp.(a)	11,519	451,660
Travere Therapeutics, Inc.(a)	74,534	3,139,372
		8,550,008
Building Materials - 2.9%
Modine Manufacturing Co.(a)	10,118	2,576,346
Chemicals - 0.5%
CF Industries Holdings, Inc.	3,486	432,961
Commercial Services - 0.5%
API Group Corp.(a)	8,800	402,336
Computers - 2.0%
Lumentum Holdings, Inc.(a)	1,955	1,764,036
Diversified Financial Services - 3.8%
Dave, Inc.(a)	9,084	2,470,757
Marex Group PLC	8,526	454,862
WisdomTree, Inc.	24,834	422,178
		3,347,797
Electrical Components & Equipment - 1.1%
American Superconductor Corp.(a)	17,731	949,318
Electronics - 9.0%
Amphenol Corp. - Class A	2,882	424,432
Celestica, Inc.(a)	7,438	3,046,530
ESCO Technologies, Inc.	8,236	2,668,052
nVent Electric PLC	12,185	1,741,237
		7,880,251
Engineering & Construction - 11.7%
Argan, Inc.	2,620	1,755,348
Cardinal Infrastructure Group, Inc. - Class A(a)	8,502	450,861
Comfort Systems USA, Inc.	1,733	3,189,153
Dycom Industries, Inc.(a)	4,184	1,732,594
Sterling Infrastructure, Inc.(a)	6,125	3,158,173
		10,286,129
Investment Companies - 1.8%
Cipher Digital, Inc.(a)	43,916	779,070
Hut 8 Corp.(a)	10,574	801,298
		1,580,368
Machinery-Construction & Mining - 3.7%
Vertiv Holdings Co. - Class A	9,792	3,216,574

	Shares	Value
Mining - 4.8%
Aura Minerals, Inc.	26,156	$2,217,244
Kinross Gold Corp.	52,393	1,584,364
Southern Copper Corp.	0(b)	67
Wheaton Precious Metals Corp.	2,949	372,931
		4,174,606
Miscellaneous Manufacturing - 3.4%
Fabrinet(a)	4,330	2,959,425
Oil & Gas - 1.1%
Vista Energy SAB de CV - ADR(a)	12,427	923,575
Oil & Gas Services - 2.2%
Solaris Energy Infrastructure, Inc.	25,804	1,905,367
Pharmaceuticals - 3.2%
Indivior Pharmaceuticals, Inc.(a)	76,706	2,821,247
Retail - 1.9%
Five Below, Inc.(a)	7,108	1,675,071
Semiconductors - 20.3%
Advanced Micro Devices, Inc.(a)	2,813	997,180
ARM Holdings PLC - ADR(a)	2,172	456,815
ASML Holding NV	591	850,443
Astera Labs, Inc.(a)	13,197	2,569,984
MACOM Technology Solutions Holdings, Inc.(a)	3,082	867,922
Marvell Technology, Inc.	10,854	1,792,538
Micron Technology, Inc.	6,130	3,170,191
Monolithic Power Systems, Inc.	1,122	1,811,368
Ouster, Inc.(a)	30,755	829,155
SiTime Corp.(a)	4,883	2,744,979
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,407	1,745,436
		17,836,011
Telecommunications - 10.5%
Applied Digital Corp.(a)	92,139	3,155,761
Arista Networks, Inc.(a)	14,410	2,488,751
Credo Technology Group Holding Ltd.(a)	15,768	2,743,790
Ubiquiti, Inc.	849	859,196
		9,247,498
Transportation - 3.2%
Okeanis Eco Tankers Corp.	50,656	2,798,237
Water - 0.0%(c)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	0(b)	14
TOTAL COMMON STOCKS (Cost $78,496,328)		87,674,172

The accompanying notes are an integral part of these financial statements.

1

CAPFORCE IBD® 50 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(c)
First American Treasury Obligations Fund - Class X, 3.59%(d)	3,229	$3,229
TOTAL MONEY MARKET FUNDS (Cost $3,229)		3,229
TOTAL INVESTMENTS - 100.0% (Cost $78,499,557)		$87,677,401
Other Assets in Excess of Liabilities - 0.0%(c)		11,772
TOTAL NET ASSETS - 100.0%		$87,689,173

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Rounds to zero.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

CAPFORCE IBD® BREAKOUT OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Aerospace/Defense - 1.5%
Astronics Corp.(a)	609	$43,483
ATI, Inc.(a)	1,239	192,615
		236,098
Apparel - 1.8%
Kontoor Brands, Inc.	3,948	289,625
Auto Parts & Equipment - 2.4%
BorgWarner, Inc.	5,096	290,319
Douglas Dynamics, Inc.	2,058	94,936
		385,255
Banks - 9.5%
Ameris Bancorp	3,388	288,827
Bank of New York Mellon Corp.	1,428	191,880
Cathay General Bancorp	5,278	295,726
Customers Bancorp, Inc.(a)	2,576	196,472
First Bancorp/Southern Pines NC	3,276	189,156
Popular, Inc.	2,275	342,001
		1,504,062
Beverages - 1.2%
Monster Beverage Corp.(a)	2,443	188,282
Biotechnology - 5.3%
Arrowhead Pharmaceuticals, Inc.(a)	3,885	285,470
Exelixis, Inc.(a)	4,263	189,533
MapLight Therapeutics, Inc.(a)	11,326	360,959
		835,962
Building Materials - 4.0%
Johnson Controls International PLC	322	47,022
Modine Manufacturing Co.(a)	1,141	290,533
SPX Technologies, Inc.(a)	434	95,007
Trane Technologies PLC	399	196,523
		629,085
Chemicals - 0.6%
Sociedad Quimica y Minera de Chile SA - ADR(a)	1,078	99,359
Commercial Services - 1.1%
API Group Corp.(a)	3,941	180,182
Computers - 2.4%
Sandisk Corp./DE(a)	343	376,103
Diversified Financial Services - 4.0%
Enova International, Inc.(a)	1,722	291,724
Interactive Brokers Group, Inc. - Class A	3,745	297,728
WisdomTree, Inc.	2,737	46,529
		635,981
Electrical Components & Equipment - 1.2%
EnerSys	910	194,067

	Shares	Value
Electronics - 7.3%
Advanced Energy Industries, Inc.	119	$45,686
Amphenol Corp. - Class A	301	44,328
Arrow Electronics, Inc.(a)	1,022	191,962
Avnet, Inc.	3,647	300,914
Bel Fuse, Inc. - Class B	161	44,410
Celestica, Inc.(a)	112	45,874
Coherent Corp.(a)	287	91,757
ESCO Technologies, Inc.	301	97,509
Sanmina Corp.(a)	497	108,257
TD SYNNEX Corp.	840	191,671
		1,162,368
Energy-Alternate Sources - 2.2%
Solv Energy, Inc. - Class A(a)	8,624	343,580
Engineering & Construction - 2.5%
Dycom Industries, Inc.(a)	112	46,379
EMCOR Group, Inc.	224	199,734
Primoris Services Corp.	560	101,444
Sterling Infrastructure, Inc.(a)	91	46,922
		394,479
Entertainment - 2.5%
Rush Street Interactive, Inc.(a)	14,168	398,121
Hand/Machine Tools - 2.1%
Kennametal, Inc.	8,547	330,854
Healthcare-Products - 2.9%
Axogen, Inc.(a)	8,533	368,626
LeMaitre Vascular, Inc.	840	92,190
		460,816
Insurance - 0.6%
Hamilton Insurance Group Ltd. - Class B	2,926	95,885
Internet - 3.1%
Alphabet, Inc. - Class A	560	215,488
Cargurus, Inc.(a)	7,630	278,190
		493,678
Iron/Steel - 2.1%
Steel Dynamics, Inc.	1,477	337,731
Leisure Time - 1.8%
Viking Holdings Ltd.(a)	3,514	287,832
Lodging - 0.6%
Atour Lifestyle Holdings Ltd. - ADR	2,443	93,420
Machinery-Construction & Mining - 1.3%
Forgent Power Solutions, Inc.(a)	5,439	204,615

The accompanying notes are an integral part of these financial statements.

3

CAPFORCE IBD® BREAKOUT OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
Machinery-Diversified - 3.0%
Cognex Corp.	3,528	$195,839
Dover Corp.	1,274	288,447
		484,286
Mining - 6.5%
BHP Group Ltd. - ADR	4,200	333,060
Cameco Corp.	2,744	337,622
Centerra Gold, Inc.	2,366	41,216
Kaiser Aluminum Corp.	1,617	275,585
Newmont Corp.	378	41,992
		1,029,475
Oil & Gas - 2.8%
Vista Energy SAB de CV - ADR(a)	1,351	100,406
Weatherford International PLC	3,087	340,651
		441,057
Oil & Gas Services - 2.5%
Archrock, Inc.	1,197	46,384
HMH Holding, Inc. - Class A(a)	16,646	352,895
		399,279
Pipelines - 2.2%
Golar LNG Ltd.	6,363	349,901
Savings & Loans - 0.9%
Axos Financial, Inc.(a)	1,001	96,536
Beacon Financial Corp.	1,435	40,941
		137,477
Semiconductors - 6.4%
Analog Devices, Inc.	112	45,053
ASML Holding NV	28	40,292
Broadcom, Inc.	105	43,830
Intel Corp.(a)	3,479	328,696
NVIDIA Corp.	217	43,307
Silicon Motion Technology Corp. - ADR	630	137,831
Texas Instruments, Inc.	350	98,378
Vishay Precision Group, Inc.(a)	4,732	285,907
		1,023,294
Telecommunications - 1.7%
Corning, Inc.	1,631	267,875
Transportation - 3.9%
Dorian LPG Ltd.	2,534	97,685
FedEx Corp.	497	200,445
XPO, Inc.(a)	1,498	329,755
		627,885
TOTAL COMMON STOCKS (Cost $13,508,969)		14,917,969

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 5.1%
REITS - 5.1%
Iron Mountain, Inc.	2,891	$364,237
Janus Living, Inc.(a)	13,335	349,910
Terreno Realty Corp.	1,470	95,844
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $756,877)		809,991
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.59%(b)	156,106	156,106
TOTAL MONEY MARKET FUNDS (Cost $156,106)		156,106
TOTAL INVESTMENTS - 100.0% (Cost $14,421,952)		$15,884,066
Liabilities in Excess of Other Assets - (0.0)%(c)		(767)
TOTAL NET ASSETS - 100.0%		$15,883,299

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

CAPITAL-FORCE ETF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	CapForce IBD® 50 ETF	CapForce IBD® Breakout Opportunities ETF
ASSETS:
Investments, at value	$87,677,401	$15,884,066
Cash	75,810	—
Dividends receivable	8,742	7,304
Dividend tax reclaims receivable	5,997	723
Security lending income receivable	914	740
Interest receivable	723	106
Total assets	87,769,587	15,892,939
LIABILITIES:
Payable for expenses and other liabilities	41,423	2,931
Payable to Adviser	38,384	5,982
Payable for fund administration and accounting fees	607	652
Payable to custodian	—	75
Total liabilities	80,414	9,640
NET ASSETS	$87,689,173	$15,883,299
Net Assets Consists of:
Paid-in capital	$384,542,079	$23,327,626
Total accumulated losses	(296,852,906)	(7,444,327)
Total net assets	$87,689,173	$15,883,299
Net assets	$87,689,173	$15,883,299
Shares issued and outstanding(a)	2,300,000	350,000
Net asset value per share	$38.13	$45.38
Cost:
Investments, at cost	$78,499,557	$14,421,952
Loaned Securities:

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

CAPITAL-FORCE ETF FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

	CapForce IBD® 50 ETF	CapForce IBD® Breakout Opportunities ETF
INVESTMENT INCOME:
Dividend income	$1,053,757	$79,689
Less: issuance fees	(914)	(3)
Less: dividend withholding taxes	(8,216)	(1,685)
Interest income	20,453	6,010
Total investment income	1,065,080	84,011
EXPENSES:
Investment advisory fee	303,756(1)	53,796(2)
Fund administration and accounting fees	22,035	652
Legal fees	13,934	328
Reports to shareholders	7,856	240
Custodian fees	6,233	348
Audit fees	3,363	260
Trustees’ fees	830	—
Compliance fees	428	72
Other expenses and fees	46,436	1,868
Total expenses	404,871	57,564
Expense reimbursement by Adviser	(58,404)	(3,599)
Net expenses	346,467	53,965
Net investment income	718,613	30,046
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,971,634)	1,534,554
Net realized gain (loss)	(2,971,634)	1,534,554
Net change in unrealized appreciation (depreciation) on:
Investments	(6,622,462)	1,212,912
Net change in unrealized appreciation (depreciation)	(6,622,462)	1,212,912
Net realized and unrealized gain (loss)	(9,594,096)	2,747,466
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,875,483)	$2,777,512

(1)	The expense includes $297,201 paid to previous Advisor prior to the Reorganization. See Note 1.
(2)	The expense includes $52,612 paid to previous Advisor prior to the Reorganization. See Note 1.
The accompanying notes are an integral part of these financial statements.

6

CAPITAL-FORCE ETF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	CapForce IBD® 50 ETF		CapForce IBD® Breakout Opportunities ETF
	Period Ended April 30, 2026 (Unaudited)(a)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)(a)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$718,613	$76,854	$30,046	$14,078
Net realized gain (loss)	(2,971,634)	20,721,335	1,534,554	812,641
Net change in unrealized appreciation (depreciation)	(6,622,462)	11,734,540	1,212,912	(418,898)
Net increase (decrease) in net assets from operations	(8,875,483)	32,532,729	2,777,512	407,821
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,055,144)	(647,701)	(37,469)	(79,635)
Total distributions to shareholders	(1,055,144)	(647,701)	(37,469)	(79,635)
CAPITAL TRANSACTIONS:
Shares sold	20,877,925	57,991,765	5,681,510	1,907,965
Shares redeemed	(37,050,290)	(38,817,135)	(3,860,420)	(3,705,115)
Net increase (decrease) in net assets from capital transactions	(16,172,365)	19,174,630	1,821,090	(1,797,150)
Net increase (decrease) in net assets	(26,102,992)	51,059,658	4,561,133	(1,468,964)
NET ASSETS:
Beginning of the period	113,792,165	62,732,507	11,322,166	12,791,130
End of the period	$87,689,173	$113,792,165	$15,883,299	$11,322,166
SHARES TRANSACTIONS
Shares sold	550,000	1,700,000	150,000	50,000
Shares redeemed	(1,050,000)	(1,250,000)	(100,000)	(100,000)
Total increase (decrease) in shares outstanding	(500,000)	450,000	50,000	(50,000)

(a)	The Fund was reorganized on April 27, 2026 and became a series within the Capital-FORCE ETF Trust thereafter.
The accompanying notes are an integral part of these financial statements.

7

CAPITAL-FORCE ETF FUNDS
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
CapForce IBD® 50 ETF
4/30/2026(f)	$40.64	0.30	(2.34)	(2.04)	(0.47)	(0.47)	—	$38.13	−4.93%	$87,689	0.93%	0.80%	1.66%	—%
10/31/2025	$26.69	0.03	14.18	14.21	(0.26)	(0.26)	—	$40.64	53.62%	$113,792	1.03%	0.80%	0.10%	1,209%
10/31/2024	$20.83	(0.07)	6.09	6.02	(0.16)	(0.16)	0.00(g)	$26.69	28.98%	$62,733	1.00%	0.80%	(0.27)%	1,304%
10/31/2023	$26.16	—(g)	(4.73)	(4.73)	(0.60)	(0.60)	0.00(g)	$20.83	−18.21%	$73,938	1.08%	0.80%	0.02%	1,425%
10/31/2022	$50.34	0.46	(24.54)	(24.08)	(0.10)	(0.10)	—	$26.16	−47.90%	$102,043	0.97%	0.80%	1.29%	1,961%
10/31/2021	$35.97	0.10	14.27	14.37	—	—	0.00(g)	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
CapForce IBD® Breakout Opportunities ETF
4/30/2026(f)	$37.74	0.09	7.67	7.76	(0.12)	(0.12)	—	$45.38	20.66%	$15,883	0.85%	0.80%	0.45%	—%
10/31/2025	$36.55	0.05	1.37	1.42	(0.23)	(0.23)	—	$37.74	3.87%	$11,322	0.80%	0.80%	0.11%	1,668%
10/31/2024	$29.05	0.26	7.68	7.94	(0.44)	(0.44)	—	$36.55	27.45%	$12,791	0.80%	0.80%	0.76%	1,448%
10/31/2023	$30.68	0.24	(1.47)	(1.23)	(0.40)	(0.40)	—	$29.05	−4.03%	$11,620	0.80%	0.80%	0.77%	1,945%
10/31/2022	$36.52	0.32	(6.16)	(5.84)	—	—	—	$30.68	−15.98%	$13,806	0.80%	0.80%	0.92%	1,980%
10/31/2021	$23.53	(0.02)	13.01	12.99	—	—	—	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

8

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
1. ORGANIZATION
The Capital Force EFT Trust (the “Trust”) was organized as a Delaware statutory trust on June 20, 2025. As of April 30, 2026, the Trust consisted of two separate portfolios that each represent a separate series of the Trust. This report pertains to the CapForce IBD® 50 ETF (IBD® 50 Fund) and CapForce IBD® Breakout Opportunities ETF (IBD® Breakout Fund), each a “Fund” and collectively, the “Funds”. Each Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). IBD® 50 Index seeks to track, before fees and expenses, the performance of the IBD® 50 Index (the “Index”). IBD® Breakout Index seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index (the “Index”). Each Fund seeks to achieve its respective objective by investing at least 80% of its net assets (including borrowings for investment purposes) in securities that comprise the Index.
Fund Reorganization
On December 22, 2025, the Trust’s Board of Trustees approved the Agreement and Plan of Reorganization (the “Plan”) to reorganize the Innovator IBD® 50 ETF and Innovator IBD® Breakout Opportunities ETF (the “Target Funds” and “Predecessor Funds”), each a series of the Innovator ETF Trust, into the CapForce IBD® 50 ETF and CapForce IBD® Breakout Opportunities ETF (the “Acquiring Funds”), a newly created series of the Trust (the “Reorganization”). Shareholders for each Target Fund approved the Plan at a special meeting on April 10, 2026. On April 25, 2026, pursuant to the Plan, each Target Fund transferred all its property and assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund and the assumption of all the Target Fund’s liabilities. The accounting and performance history of the shares of each Target Fund was redesignated as that of the corresponding Acquiring Fund.
The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, each Target Fund’s shareholders recognized no gain or loss for federal income tax purposes. The shares, net assets, net investment loss, and net unrealized appreciation of the investments as of the close of business on April 27, 2026, were as follows:

	CapForce IBD® 50 ETF	CapForce IBD® Breakout Opportunities ETF
Shares	2,300,000	350,000
Net Assets	$87,262,282	$15,363,472
Net Investment Gain	$81,433	$35,266
Unrealized Appreciation	$8,410,056	$874,677

The Reorganization shifted the management oversight responsibility for each Fund from Innovator Capital Management, LLC (“Innovator”) to M2 Financial LLC (“M2” and the “Adviser”). The Adviser engaged Penserra Capital Management, LLC as the sub-adviser to each Acquiring Fund.
For financial reporting purposes, assets received, and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investment received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

9

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

10

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2026:
CapForce IBD® 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$87,674,172	$—	$—	$87,674,172
Money Market Funds	3,229	—	—	3,229
Total Investments	$87,677,401	$—	$—	$87,677,401

CapForce IBD® Breakout Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,917,969	$—	$—	$14,917,969
Real Estate Investment Trusts	809,991	—	—	809,991
Money Market Funds	156,106	—	—	156,106
Total Investments	$15,884,066	$—	$—	$15,884,066

See the Schedules of Investments for the investments detailed by industry classification.
Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.

11

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2026, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2025, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeitures and redemptions in kind:

Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
$ —	$ —

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related

12

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
M2 Financial LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.
Pursuant to an investment advisory agreement between the Trust and the Adviser, each Fund pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.
Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio. Pursuant to the Sub-Advisory Agreements the Adviser pays the Sub-Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.
Management Fee Rates are as follows:

Management Fee Rate
FFTY	0.70%
BOUT	0.70%

The Trust entered into an Expense Limitation Agreement on behalf of the Funds with the Adviser. Under the terms of the Expense Limitation Agreement with the Funds the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of each Fund until March 31, 2028. Pursuant to the terms of the Expense Limitation Agreement, M2 is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the period ended April 30, 2026, the Adviser waived $0 and $3,598.94 of their advisory fees for FFTY and BOUT, respectively without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2025	FYE 10/31/2026	FYE 10/31/2027	FYE 10/31/2028	Total
FFTY	$149,790	$256,501	$168,974	$92,790	$668,055

*	Recoupment expires on a rolling monthly basis three years following the respective fee waivers.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
FFTY	$ —	$560,009,310	$ —	$443,536,331
BOUT	—	$119,950,327	—	$104,221,422

13

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
FFTY	$ —	$ —
BOUT	—	—

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.
5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. FEDERAL INCOME TAX INFORMATION
At October 31, 2025, the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
FFTY	$121,950,542	$16,826,222	$(2,093,943)	$14,732,279
BOUT	12,115,719	995,180	(742,870)	252,310

The differences between book basis and tax basis cost on investments and net unrealized appreciation/ (depreciation) are primarily attributable to wash sale loss deferrals, investments in PFICs, tax treatment of derivatives and partnership investments.

14

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
As of October 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Distributions Payable	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
FFTY	$(302,588,167)	$ —	$933,609	$14,732,279	$(286,922,279)
BOUT	(10,436,680)	—	—	252,310	(10,184,370)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.
At October 31, 2025, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
FFTY	$ —
BOUT	24,506

At October 31, 2025, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
FFTY	$301,961,303	$ —
BOUT	10,393,738	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2025, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
FFTY	$14,930,358
BOUT	394,002

All other Funds did not utilize capital loss carryforwards during the current tax year ended October 31, 2025.
The tax character of the distributions paid by the Funds during the fiscal years or period ended October 31, 2025 and October 31, 2024 were as follows:

	2025 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
FFTY	$647,701	$ —	$ —	$647,701
BOUT	79,635	—	—	79,635

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
FFTY	$551,275	$ —	$ —	$551,275
BOUT	176,880	—	—	176,880

15

CAPITAL-FORCE ETF TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
7. ACCOUNTING PRONOUNCEMENTS
Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
New Accounting Pronouncement: The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. The amount of foreign withholding taxes paid during the year ended December 31, 2025, is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
8. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Capital-Force ETF Trust
ADDITIONAL INFORMATION (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting https://www.capforceetf.com/
2. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.
3. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
4. TAX NOTICE
For the fiscal year or period ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The following table lists the percentages of dividend income distributed for the year or period ended October 31, 2025, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
BOUT	0.00	0.00

For the taxable year ended October 31, 2025, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

17

Capital-Force ETF Trust
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations for Advisory and Sub-Advisory Agreements
At a meeting held on December 22, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the Trustees”) of Capital-Force ETF Trust (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and M2 Financial LLC (the “Adviser”) on behalf of CapForce IBD 50 ETF (FFTY) and CapForce IBD Breakout Opportunities ETF (BOUT) (each a “Fund”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser” and together with the Adviser, the “Fund Advisers”) with respect to each Fund. The Investment Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”
Prior to the Meeting, the Independent Trustees received and considered information from the Adviser and Sub-Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Investment Advisory Agreement and Sub-Advisory Agreement were each in the best interests of each Fund and its shareholders. Before voting to approve the Agreements, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreements. Representatives from the Adviser provided the Board with an overview, during the Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser and Sub-Adviser, the rationale for launching each Fund, each Fund’s proposed fees, and the operational aspects of each Fund. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser.
In determining whether to approve the Agreements, the Board considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser with respect to each Fund; (2) comparative fee and expense data for each Fund and other peer investment companies; (3) the estimated costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from those services; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the fees charged reflects such economies of scale for each Fund’s benefit; (5) the terms of the Investment Advisory Agreement and Sub-Advisory Agreement; and (6) other benefits to the Adviser and Sub-Adviser resulting from services rendered to each Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreements, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling, and considered the information and made their determinations for each Fund separately and independently of the other Funds. The Board based its decision on the totality of the circumstances and relevant factors.
The Board observed that the Funds were created as part of the reorganization of two series of Innovator ETF Trust, the Innovator IBD 50 ETF and Innovator IBD Breakout Opportunities ETF (the “Target Funds”) into the Funds. The Board further observed that the Funds have identical investment policies and strategies as the Target Funds. The Board considered that the reorganizations will shift management responsibility from Innovator Capital Management LLC to the Adviser and that each Fund will continue to be sub-advised by Penserra, the current sub-adviser to the Target Funds.

18

Capital-Force ETF Trust
ADDITIONAL INFORMATION (Unaudited)(Continued)
Nature, Extent and Quality of Services Provided. With regard to the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the Funds and related services. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser and its affiliates as investment adviser to other investment companies. The Board recognized the array of professionals employed by the Adviser, and their varying levels of experience and qualifications. Representatives of the Adviser discussed or otherwise presented their investment philosophies and strategies intended to provide investment performance consistent with each Fund’s investment objectives. The Board considered the information provided by the Adviser regarding investment oversight and risk management processes. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program and compliance record established pursuant to Rule 38a-1 under the 1940 Act with respect to other investment companies advised by the Adviser.
The Board considered the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement. The Board observed that these services would be same as the those provided by the Sub-Adviser to the Target Funds. The Board noted the responsibilities that the Sub-Adviser would have as each Fund’s investment sub-adviser, including: implementing the Funds’ investment program, subject to the supervision and oversight of the Adviser, including by executing placement of orders and selection of brokers or dealers for such orders and performing related services, rebalancing each Fund’s portfolio, and providing cash management services in accordance with the investment advice formulated by M2; general portfolio compliance with investment guideline; responsibility for monitoring of portfolio exposures and reporting to the Board. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board considered the qualifications, experience, and responsibilities of the portfolio managers to each Fund and the resources made available to such portfolio managers. The Board also considered the Sub-Adviser’s experience providing similar services to other investment companies. The Board reviewed information provided regarding the Sub-Adviser’s trading and brokerage practices, risk management and compliance and regulatory matters.
Based on their review of the information provided, the Board determined with respect to each Fund that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser were satisfactory.
Fund Performance. Because each Fund is a newly created series of the Trust, the Board did not review the performance of the Funds as no track records were available. The Board considered that after the closing of the reorganization, the Funds will adopt the performance history of the respective Target Funds.
Comparative Fee and Expense Data.  The Board considered that, for FFTY, the ongoing fees and expenses paid by shareholders of the Target Fund are expected to remain the same after such shareholders become shareholders of the corresponding Fund. With regard to BOUT, the Board considered that the Target Fund currently operates under a unitary fee structure whereby the Fund pays a management fee of 0.80% for its investment advisory and administrative services under what is essentially an “all-in” fee arrangement. The Board noted that BOUT will not use a unitary fee structure and instead will pay an annual management fee of 0.70%, along with certain other operating expenses. The Board considered that the Adviser would limit the expenses of each Fund to 0.80% until at least March 2027, which would keep each Fund’s total net expense ratio the same as that of the respective Target Fund.
In considering each Fund’s fees and expenses, the Board reviewed the fee and expense ratios for a variety of other funds in each Fund’s peer group. The Board received information from the Adviser comparing the total net expense ratio for each Fund to the expense ratios of funds in a peer group. In this regard, the Board considered that the total net expense ratio of each Fund was in line with peers. The Board also considered that the Adviser does not provide investment management services to other investment company and/or non-investment company clients with similar investment objectives/strategies as the Funds. The Board noted the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser. The Board recognized that it is difficult to compare management fees because the scope of investment management services provided may vary from one investment adviser to another and from one client to another.

19

Capital-Force ETF Trust
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Board considered the sub-advisory fee schedule to be paid by to the Sub-Adviser with respect to each Fund and the Sub-Adviser’s representation that it does not provide services to accounts comparable to the Funds. The Board considered that the Sub-Adviser’s fee schedule with respect to the Funds would be the substantially the same as the current fee schedule for the services provided to the Target Funds. The Board considered that the sub-advisory fee schedule was negotiated between the Adviser and the Sub-Adviser, which is not affiliated with the Adviser. The Board determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm.
On the basis of the information provided, the Board concluded that the Advisor’s management fee and Sub-Adviser’s sub-advisory fee schedule with respect to each Fund are reasonable.
Cost of Advisory Services and Profitability. The Board considered the management fee that each Fund pays to the Adviser under the Investment Advisory Agreement, as well as information from the Adviser regarding the projected profitability. The Board took into account that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable. The Board considered the profitability analysis provided by the Sub-Adviser with respect to the Target Funds.
Following their review, the Board concluded that the costs for services provided by, and the level of profitability to, the Adviser and Sub-Adviser were reasonable considering the services provided.
Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Funds as assets grow and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to shareholders. The Board noted the Adviser’s representations that, as the Funds grow through new marketing measures and promotion will provide shareholders the opportunity to participate in longer holding duration, will allow for added performance, liquidity and market visibility. With respect to the Sub-Adviser, the Board considered that Sub-Adviser’s fee schedule includes breakpoints that reduce the sub-advisory fees as Fund assets grow.
Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser and Sub-Adviser from their relationship with the Funds. The Board considered the extent to which the Adviser and Sub-Adviser utilize soft dollar arrangements with respect to portfolio transactions and noted that the Adviser does not intend to utilize soft dollars with respect to the Funds. The Board considered the Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser and Sub-Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser and Sub-Adviser would receive from their relationship with the Funds are reasonable and appropriate.
Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that each of the Investment Advisory Agreement and Sub-Advisory Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of each Fund and its shareholders and they unanimously voted to approve each of the Investment Advisory Agreement and Sub-Advisory Agreement.

20

INVESTMENT ADVISOR
M2 Financial LLC
27441 Tourney Road, Suite 600,
Valencia, California 91355
INVESTMENT SUB-ADVISORS
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563
ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)	“Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Fund Reorganization: On December 22, 2025, the Trust’s Board of Trustees approved the Agreement and Plan of Reorganization (the “Plan”) to reorganize the Innovator IBD® 50 ETF and Innovator IBD® Breakout Opportunities ETF (the “Target Funds” and “Predecessor Funds”), each a series of the Innovator ETF Trust, into the CapForce IBD® 50 ETF and CapForce IBD® Breakout Opportunities ETF (the “Acquiring Funds”), a newly created series of the Trust (the “Reorganization”). Shareholders for each Target Fund approved the Plan at a special meeting on April 10, 2026. On April 25, 2026, pursuant to the Plan, each Target Fund transferred all its property and assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund and the assumption of all the Target Fund’s liabilities. The accounting and performance history of the shares of each Target Fund was redesignated as that of the corresponding Acquiring Fund.

The Reorganization shifted the management oversight responsibility for each Fund from Innovator Capital Management, LLC (“Innovator”) to M2 Financial LLC (“M2” and the “Adviser”). The Adviser engaged Penserra Capital Management, LLC as the sub-adviser to each Acquiring Fund.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls during the period covered by this report, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) “Not Applicable”

(b) “Not Applicable”

Item 19. Exhibits.

(a)	(1) Not applicable

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) “Not Applicable.”

(5) Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital-Force ETF Trust

By (Signature and Title)*	/s/ Mark A. MacArthur
Mark Andrew MacArthur, Principal Executive Officer

Date	6-30-2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. MacArthur
Mark Andrew MacArthur, Principal Executive Officer

Date	6-30-2026

By (Signature and Title)*	/s/ James Gallo
James Gallo, Principal Financial Officer

Date	6-30-2026